Share Capital and Share Premium	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Share Capital and Share Premium	SHARE CAPITAL AND SHARE PREMIUM
Shares

	December 31, 2022	December 31, 2021
	US$’000	US$’000
Authorized:
2,000,000,000 shares of $0.0001 each	200	200
Issued and fully paid:
330,134,480 (2021: 308,456,852) ordinary shares of $0.0001 each	33	31
A summary of movements in the Company’s share capital and share premium is as follows:

	Number of shares in issue	Share capital	Share premium	Total
		US$’000	US$’000	US$’000
At December 31, 2020 and January 1, 2021	266,010,256	27	708,306	708,333

Issuance of ordinary shares relating to private placement for an institutional investor	20,809,850	2	218,298	218,300
Issuance of ordinary shares for follow-on public offering, net of issuance cost	17,231,150	2	323,438	323,440
Exercise of share options	4,056,380	—	6,089	6,089
Reclassification of vesting of restricted share units	349,216	—	5,323	5,323

At December 31, 2021 and January 1, 2022	308,456,852	31	1,261,454	1,261,485

Issuance of ordinary shares for follow-on public offering, net of issuance cost	18,722,000	2	377,641	377,643
Exercise of share options	2,040,580	—	4,070	4,070
Reclassification of vesting of restricted share units	915,048	—	13,850	13,850

At December 31, 2022	330,134,480	33	1,657,015	1,657,048
Note: On July 29, 2022, the Company completed a follow-on public offering by issuing 18,722,000 ordinary shares, in aggregate, at $21.50 per ordinary share and received net proceeds of $377.6 million, after deduction of related issuance costs of $24.9 million.